                                                             File No. 33-86664
                                                                      811-8872



                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                       FORM N-4

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                            Post Effective Amendment No. 7


           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                   Amendment No. 8


                               SEPARATE ACCOUNT VA-P of
                   FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              (Exact Name of Registrant)

                   FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                  440 Lincoln Street
                                  Worcester MA 01653
                       (Address of Principal Executive Office)

                     Abigail M. Armstrong, Secretary and Counsel
                   First Allmerica Financial Life Insurance Company
                                  440 Lincoln Street
                                  Worcester MA 01653
                  (Name and Address of Agent for Service of Process)


              It is proposed that this filing will become effective:

                _X_ immediately upon filing pursuant to paragraph (b)
                ___ on (date) pursuant to paragraph (b)
                ___ 60 days after filing pursuant to paragraph (a) (1)
                ___ on (date) pursuant to paragraph (a) (1)
                ___ on (date) pursuant to paragraph (a) (2) of Rule 485
                ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                              VARIABLE ANNUITY POLICIES


Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940, Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933. The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 1996 was filed on February 28, 1997.

               CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF
                             ITEMS CALLED FOR BY FORM N-4


FORM N-4 ITEM NO.     CAPTION IN PROSPECTUS
-----------------     ---------------------

1.....................Cover Page

2.....................Special Terms

3.....................Summary;  Annual and Transaction Expenses

4.....................Condensed Financial Information; Performance Information

5.....................Description of the Company, the Separate Account and
                      Pioneer Variable Contracts Trust

6.....................Charges and Deductions

7.....................Description of the Contract

8.....................Electing the Form of Annuity and the Annuity Date;
                      Description of Variable Annuity Option; Annuity Benefit Payment

9.....................Death Benefit

10....................Payments; Computation of Values; Distribution

11....................Surrender; Withdrawals; Charge for Surrender and
                      Withdrawal; Withdrawal Without Surrender Charge; Texas Optional Retirement Program

12....................Federal Tax Considerations

13....................Legal Matters

14....................Statement of Additional Information-Table of Contents


FORM N-4 ITEM NO.     CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------     ----------------------------------------------

15....................Cover Page

16....................Table of Contents

17....................General Information and History

18....................Services

19....................Underwriters

20....................Underwriters

21....................Performance Information

22....................Annuity Payments

23....................Financial Statements

This Post-effective Amendment No. 7 under the Securities Act of 1933 is being filed for the purposes of adding a supplement to the prospectus and Statement of Additional Information of Separate Account of VA-P of First Allmerica Financial Life Insurance Company dated May 1, 1997 and to generally update corporate information for the Company and the Registrant in Part C. All other pertinent information regarding this Registration Statement, including the prospectus and Statement of Additional Information was previously filed in Registrant's Post-effective Amendment No. 6 on April 30, 1997 and is incorporated herein by reference.

                             SEPARATE ACCOUNT VA-P
               FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                 SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1997
                                      ***

Effective October 31, 1997, two additional Sub-Accounts will be available under the Contract. The Sub-Accounts will invest exclusively in shares of the Growth Shares Portfolio or the Growth and Income Portfolio of the Pioneer Variable Contracts Trust. As such, the following information supplements the corresponding sections of the Prospectus. Please consult the Prospectus for the full text of each supplemented section.

Under "1. THE PIONEER VISION 2 VARIABLE ANNUITY CONTRACT" on page P-1 of the Profile, the word "ten" is substituted for the word "eight" in the second sentence of the second paragraph.

Under "4. INVESTMENT OPTIONS" on page P-2 of the Profile, the following is added to the listing of investment options: "Growth Shares Portfolio" and "Growth and Income Portfolio."

Under "5. EXPENSES" in the Profile, the following is inserted into the table on page P-3:


                                                                                           EXAMPLES:
                                                                                         TOTAL ANNUAL
                                                                                          EXPENSES AT
                                                                                            END OF
                                                                                         ------------

                            TOTAL ANNUAL INSURANCE       TOTAL ANNUAL     TOTAL ANNUAL   (1)        (2)
PORTFOLIO                          CHARGES            PORTFOLIO EXPENSES    CHARGES     1 YEAR   10 YEARS
---------                   ----------------------    ------------------  ------------  ------   --------

Growth Shares Portfolio             1.44%                    1.10%*          2.54%        $86      $284
Growth and Income Portfolio         1.44%                    1.05%*          2.49%        $86      $279

* Expenses have been estimated for newly formed Portfolios.


"GROWTH SHARES PORTFOLIO" is added after Capital Growth Portfolio and "GROWTH AND INCOME PORTFOLIO" is added after Real Estate Growth in the listing of Portfolios on page 1 of the Prospectus and to the listing of "UNDERLYING PORTFOLIOS" under "SPECIAL TERMS" on page 4 of the Prospectus.

The description of the Variable Account under "WHAT ARE MY INVESTMENT CHOICES?" on page 7 of the Prospectus is deleted and replaced with the following:

        THE VARIABLE ACCOUNT. You have the choice of Sub-Accounts investing in the ten Portfolios of the Fund:

        International Growth Portfolio     Equity-Income Portfolio
        Capital Growth Portfolio           Balanced Portfolio
        Growth Shares Portfolio            Swiss Franc Bond Portfolio
        Real Estate Growth Portfolio       America Income Portfolio
        Growth and Income Portfolio        Money Market Portfolio

The following information on the Growth Shares Portfolio and the Growth and Income Portfolio is added to the annual expenses table on page 10 of the
Prospectus:

     PORTFOLIOS ANNUAL                           GROWTH          GROWTH
     EXPENSES                                    SHARES        AND INCOME
     --------                                    ------        ----------
     Management Fee. . . . . . . . . . .          0.70%          0.65%
     Other Expenses. . . . . . . . . . .          0.40%(1)       0.40%(1)
                                                 ------          --------
     Total Expenses. . . . . . . . . . .          1.10%          1.05%
     (Expense Reduction)*. . . . . . . .         (0.00%)        (0.00%)
                                                 ------         -------
     Net Expenses. . . . . . . . . . . .          1.10%          1.05%
     AFTER FEE & EXPENSE
       REDUCTIONS
     Management Fees . . . . . . . . . .          0.70%          0.65%
     Other Expenses. . . . . . . . . . .          0.40%(1)       0.40%(1)
                                                 ---------       --------
     Total Expenses. . . . . . . . . . .          1.10%          1.05%

(1) The Growth Shares and Growth and Income Portfolios commenced operations on October 31, 1997, therefore, expenses are estimated and should not be considered representative of future expenses. Actual expenses may be greater or less than those shown.

* The total expense limitation for the Growth Shares and Growth and Income Portfolios is currently set at 1.25% of the average daily net assets which is higher than the first year estimated expenses.


The following cumulative expense information is added to Examples 1 and 2 on page 11 of the Prospectus:

                                      1 YEAR    3 YEARS   5 YEARS  10 YEARS
                                      -------------------------------------
(1)
Growth Shares. . . . . . . .            $86      $124      $162      $284
Growth and Income. . . . . .            $86      $122      $160      $279

(2)
Growth  Shares . . . . . . .            $25       $78      $133      $284
Growth and Income. . . . . .            $25       $77      $131      $279


The following summary of the investment objectives and policies of the Growth Shares Portfolio is inserted as the third Portfolio summary and that of the Growth and Income is inserted as the fifth summary under "INVESTMENT OBJECTIVES AND POLICIES" beginning on page 15 of the Prospectus:

        GROWTH SHARES PORTFOLIO - seeks appreciation of capital through investments in common stock, together with preferred stocks, bonds, and debentures which are convertible into common stocks. Current income will be incidental to the Portfolio's primary objective.

        GROWTH AND INCOME PORTFOLIO - seeks reasonable income and growth by investing in a broad list of carefully selected, reasonable priced securities.


The following information is added to the fee disclosures under "INVESTMENT ADVISORY SERVICES" on page 16 of the Prospectus:

                                                     MANAGEMENT FEE AS A
                                                  % OF PORTFOLIO'S AVERAGE
                                                       DAILY NET ASSETS
                                                  ------------------------

     Growth Shares Portfolio . . . . . . . . . . . . . .    0.70%
     Growth and Income Portfolio . . . . . . . . . . . .    0.65%


Supplement Dated October 31, 1997

                          SEPARATE ACCOUNT VA-P
             FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

            SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                            DATED MAY 1, 1997

                                    ***

         The third and fourth paragraphs of page 2 under "GENERAL
INFORMATION AND HISTORY" are revised in their entirety to read as follows:

     Ten Sub-Accounts of the Variable Account are available under the Contract. Each Sub-Account invests in a corresponding investment portfolio of Pioneer Variable Contracts Trust (the "Fund").

     The Fund is an open-end, diversified management investment company. The Fund currently consists of ten different investment portfolios: Capital Growth Portfolio, International Growth Portfolio, Growth Shares Portfolio, Real Estate Growth Portfolio, Growth and Income Portfolio, Equity-Income Portfolio, America Income Portfolio, Swiss Franc Bond Portfolio and the Money Market Portfolio ("Underlying Portfolios").

Footnote 23 under "Notes to Financial Statements" on page F-37 is deleted and replaced in its entirety with the following:

23. SUBSEQUENT EVENTS (UNAUDITED)

     On April 14, 1997, the Company entered into an agreement in principle to transfer the Company's individual disability income business under a 100% coinsurance agreement to Metropolitan Life Insurance Company. The coinsurance agreement became effective October 1, 1997. The transaction has resulted in the recognition of a $53.9 million pre-tax loss in the first quarter of 1997.


     On July 16, 1997, Allmerica Financial Corporation announced the closing of the merger ("Merger") of Allmerica P&C and AFC. Through the transaction, AFC acquired the approximately 24.2 million shares of Allmerica P&C that it did not already own, indirectly through FAFLIC, for approximately $426 million in cash and 9.7 million shares of AFC common stock. On July 15, 1997, the Certificate of Incorporation of Allmerica P&C was amended and restated to authorize a Class B Common Stock of Allmerica P&C, $5.00 par value. Immediately prior to consummation of the Merger, each share of Allmerica P&C Common Stock owned by AFC and its subsidiaries was exchanged for one share of Class B Common Stock.

     In late July 1997, a lawsuit was instituted in Louisiana against Allmerica Financial Corporation and certain of its subsidiaries, including the Company, by individual plaintiffs alleging fraud, unfair or deceptive acts, breach of contracts, misrepresentation and related claims in the sale of life insurance policies. The plaintiffs seek to be certified as a class. The Company intends to defend the lawsuit vigorously.


Supplement Dated October 31, 1997

                              PART C.  OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

    (A)  FINANCIAL STATEMENTS

    Financial Statements Included in Part A
    None


    Financial Statements Included in Part B
    Financial Statements for First Allmerica Life Insurance Company and Financial Statements for Separate Account VA-P of First Allmerica Financial Life Insurance Company were previously filed in Post-effective Amendment No. 6 on April 30, 1997 and are incorporated by reference herein.


    Financial Statements Included in Part C
    None

    (B)  EXHIBITS

    EXHIBIT 1 Vote of the Board of Directors dated August 20, 1991 was previously filed in Registrant's initial Registration Statement on November 22, 1994 and is herein incorporated by reference.

    EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

    EXHIBIT 3  (A)  Form of Underwriting and Administrative Services Agreement
                    was previously filed in Registrant's initial Registration Statement on November 22, 1994 and is herein incorporated by reference.

               (B) Wholesaling Agreement was filed on October 1, 1995 in Registration Statement No. 1 and is incorporated by reference herein.

               (C) Broker's Agreement and Specimen Schedule of Sales Commissions for Variable Annuity Policies were previously filed on November 3, 1994 in Registration Statement
                    No. 33-85916, and are herein incorporated by reference.

    EXHIBIT 4 Proposed Form of Policy Form A was previously filed in Registrant's initial Registration Statement on November 22, 1994 and is herein incorporated by reference. Specimen Policy Form B was filed on May 1, 1996 in Post-Effective Amendment No. 4 and is incorporated by reference herein.

    EXHIBIT 5 Proposed Form of Application Form A was previously filed in Registrant's initial Registration Statement on November 22, 1994 and is herein incorporated by reference. Specimen Application Form B was filed on May 1, 1996 in Post-Effective Amendment No. 4 and is incorporated by reference herein.

    EXHIBIT 6  (A)  The Depositor's restated Articles of Incorporation were previously filed on October 1, 1995, in Post-Effective Amendment No. 1 and are incorporated herein by reference.

               (B) The Depositor's revised Bylaws were filed on April 30, 1996 and are incorporated herein by reference.

    EXHIBIT 7  Not Applicable.

    EXHIBIT 8  (A)  AUV Calculation Services Agreement with The Shareholder
                    Services Group dated March 31, 1995 was previously and is incorporated by reference herein.

    EXHIBIT 9  Consent and Opinion of Counsel is filed herewith.

    EXHIBIT 10 Consent of Independent Accountants is filed herewith.

    EXHIBIT 11 None.

    EXHIBIT 12 None.

    EXHIBIT 13 None.


    EXHIBIT 14 Participation Agreement dated December 22, 1994 among the
               Company and Pioneer was previously filed on March 29, 1995 in Pre-Effective Amendment No. 1 and is incorporated by reference herein.


ITEM 25. DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

    The principal business address of all the following Directors and Officers is:
    440 Lincoln Street
    Worcester, Massachusetts 01553


                   DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY


NAME AND POSITION                        PRINCIPAL OCCUPATION(S) DURING
WITH COMPANY                                    PAST FIVE YEARS
-----------------                        ------------------------------

Bruce C. Anderson, Director              Director of First Allmerica
and Vice President                       since 1996; Vice President,
                                         First Allmerica

Abigail M. Armstrong,                    Secretary of First Allmerica
Secretary and Counsel                    since 1996; Counsel, First
                                         Allmerica

John P. Kavanaugh, Director,             Director and Chief Investment
Vice President and Chief                 Officer of First Allmerica
Investment Officer                       since 1996; Vice President,
                                         First Allmerica since 1991

John F. Kelly, Director,                 Director of First Allmerica
Senior Vice President and                since 1996; Senior Vice
General Counsel                          President, General Counsel and
                                         Assistant Secretary, First Allmerica

J. Barry May, Director                   Director of First Allmerica since
                                         1996; Director and President, The
                                         Hanover Insurance Company since 1996;
                                         Vice President, The Hanover Insurance
                                         Company, 1993 to 1996

James R. McAuliffe, Director             Director of First Allmerica since
                                         1996; President and CEO, Citizens
                                         Insurance Company of America since
                                         1994; Vice President 1982 to 1994
                                         and Chief Investment Officer, First
                                         Allmerica 1986 to 1994

John F. O'Brien, Director,               Director, Chairman of the
Chairman of the Board,                   Board, President and Chief
President and Chief Executive            Executive Officer, First Allmerica
Officer                                  since 1989

Edward J. Parry, III,                    Director and Chief Financial
Director, Vice President,                Officer of First Allmerica
Chief Financial Officer                  since 1996; Vice President and
and Treasurer                            Treasurer, First Allmerica since 1993

Richard M. Reilly, Director              Director of First Allmerica since
and Vice President                       1996; Vice President, First Allmerica
                                         since 1990; Director, Allmerica
                                         Investments, Inc. since 1990; Director
                                         and President, Allmerica Investment
                                         Management Company, Inc. since 1990

Eric A. Simonsen, Director               Director of First Allmerica
and Vice President                       since 1996; Vice President,
                                         First Allmerica since 1990;
                                         Chief Financial Officer,
                                         First Allmerica 1990 to 1996

Phillip E. Soule, Director               Director of First Allmerica
and Vice President                       since 1996; Vice President,
                                         First Allmerica


ITEM 26. PERSONS UNDER COMMON CONTROL WITH REGISTRANT

    See attached organizational chart.


                  FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY


       NAME                       ADDRESS              TYPE OF BUSINESS
      -----                      ---------            ------------------

AAM Equity Fund            440 Lincoln Street     Massachusetts Grantor Trust
                           Worcester MA 01653


AFC Capital Trust I        440 Lincoln Street     Statutory Business Trust
                           Worcester MA 01653

Allmerica Asset            440 Lincoln Street     Investment advisory services
Management Limited         Worcester MA 01653

Allmerica Asset            440 Lincoln Street     Investment advisory services
Management, Inc.           Worcester MA 01653

Allmerica Benefits, Inc.   440 Lincoln Street     Non-insurance medical
                           Worcester MA 01653     services

Allmerica Equity Index     440 Lincoln Street     Massachusetts Grantor Trust
Pool                       Worcester MA 01653

Allmerica Financial        100 North Parkway      Multi-line property and
Alliance Insurance         Worcester MA 01605     casualty insurance
Company

Allmerica Financial        100 North Parkway      Multi-line property and
Benefit Insurance          Worcester MA 01605     casualty insurance
Company

Allmerica Financial        440 Lincoln Street     Holding Company
Corporation                Worcester MA 01653

Allmerica Financial        440 Lincoln Street     Insurance Broker
Insurance Brokers, Inc.    Worcester MA 01653

Allmerica Financial Life   440 Lincoln Street     Life insurance, accident and
Insurance and Annuity      Worcester MA 01653     health insurance, annuities,
Company (formerly known                           variable annuities and
as SMA Life Assurance                             variable life insurance
Company)

Allmerica Financial        440 Lincoln Street     Insurance Agency
Services Insurance         Worcester MA 01653
Agency, Inc.

Allmerica Funding Corp.    440 Lincoln Street     Special purpose funding
                           Worcester MA 01653     vehicle for commercial paper

Allmerica Funds            440 Lincoln Street     Investment Company
                           Worcester MA 01653

Allmerica, Inc.            440 Lincoln Street     Common employer for
                           Worcester MA 01653     Allmerica Financial
                                                  Corporation entities

Allmerica                  440 Lincoln Street     Accounting, marketing and
Institutional              Worcester MA 01653     shareholder services for
Services, Inc.                                    investment companies
(formerly known as 440
Financial Group of
Worcester, Inc.)

Allmerica Investment       440 Lincoln Street     Investment advisory services
Management Company, Inc.   Worcester MA 01653

Allmerica Investments,     440 Lincoln Street     Securities, retail
Inc.                       Worcester MA 01653     broker-dealer

Allmerica Investment       440 Lincoln Street     Investment Company
Trust                      Worcester MA 01653

Allmerica Plus             440 Lincoln Street     Insurance Agency
Insurance Agency, Inc.     Worcester MA 01653

Allmerica Property &       440 Lincoln Street     Holding Company
Casualty Companies,        Worcester MA 01653
Inc.

Allmerica Securities       440 Lincoln Street     Investment Company
Trust                      Worcester MA 01653

Allmerica Services         440 Lincoln Street     Internal administrative
Corporation                Worcester MA 01653     services provider
                                                  to Allmerica Financial
                                                  Corporation entities

Allmerica Trust            440 Lincoln Street     Limited purpose national
Company, N.A.              Worcester MA 01653     trust company

AMGRO, Inc.                100 North Parkway      Premium financing
                           Worcester MA 01605

APC Funding Corp.          440 Lincoln Street     Special purpose funding
                           Worcester MA 01653     vehicle for commercial paper

Beltsville Drive           440 Lincoln Street     Real estate partnership
Limited Partnership        Worcester MA 01653

Citizens Corporation       440 Lincoln Street     Holding Company
                           Worcester MA 01653

Citizens Insurance         645 West Grand River   Multi-line property
Company of America         Howell MI 48843        and casualty insurance

Citizens Insurance         333 Pierce Road        Multi-line property
Company of Illinois        Itasca IL 60143        and casualty insurance

Citizens Insurance         3950 Priority Way      Multi-line property
Company of the Midwest     South Drive, Suite 200 and casualty insurance
                           Indianapolis IN 46280

Citizens Insurance         8101 N. High Street    Multi-line property
Company of Ohio            P.O. Box 342250        and casualty insurance
                           Columbus OH 43234

Citizens Management,       645 West Grand River   Services management company
Inc.                       Howell MI 48843

First Allmerica            440 Lincoln Street     Life, pension, annuity,
Financial Life             Worcester MA 01653     accident and health
Insurance Company                                 insurance company
(formerly State Mutual
Life Assurance Company
of America)

Greendale Special          440 Lincoln Street     Massachusetts Grantor Trust
Placements Fund            Worcester MA 01653

The Hanover American       100 North Parkway      Multi-line property
Insurance Company          Worcester MA 01605     and casualty insurance

The Hanover Insurance      100 North Parkway      Multi-line property
Company                    Worcester MA 01605     and casualty insurance

Hanover Texas              801 East Campbell Road Attorney-in-fact
Insurance Management       Richardson TX 75081    for Hanover Lloyd's
Company, Inc.                                     Insurance Company

Hanover Lloyd's            801 East Campbell Road Multi-line property
Insurance Company          Richardson TX 75081    and casualty insurance

Linder Skokie Real         440 Lincoln Street     Real estate holding
Estate Corporation         Worcester MA 01653     company

Lloyds Credit              440 Lincoln Street     Premium financing
Corporation                Worcester MA 01653     service franchises

Logan Wells Water          603 Heron Drive        Water Company serving land
Company, Inc.              Bridgeport NJ 08014    development investment

Massachusetts Bay          100 North Parkway      Multi-line property
Insurance Company          Worcester MA 01605     and casualty insurance

SMA Financial Corp.        440 Lincoln Street     Holding Company
                           Worcester MA 01653

Somerset Square, Inc.      440 Lincoln Street     Real estate
                           Worcester MA 01653     holding company

Sterling Risk              440 Lincoln Street     Risk management services
Management Services, Inc.  Worcester MA 01653


ITEM 27. NUMBER OF CONTRACT OWNERS


    As of October 1, 1997 the Separate Account had 15 Qualified Contract Owners and 66 Non-Qualified Contract Owners.


ITEM 28. INDEMNIFICATION

    To the fullest extent permissible under Massachusetts General Laws, no director shall be personally liable to the Company or any policyholder for monetary damages for any breach of fiduciary duty as a director, notwithstanding any provision of law to the contrary; provided, however, that this provision shall not eliminate or limit the liability of a director:

    1. for and breach of the director's duty of loyalty to the Company or its policyholders;

    2. for acts or omissions not in good faith, or which involve intentional misconduct or a knowing violation of law;

    3. for liability, if any, imposed on directors of mutual insurance companies pursuant to M.G.L.A. c. 156B Section 61 or M.G.L.A. c. 156B
         Section 62;

    4. for any transactions from which the director derived an improper personal benefit.

ITEM 29. PRINCIPAL UNDERWRITERS


    (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

         - VEL Account, VEL II Account, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate, and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company.

         - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Group VEL, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company

         - Allmerica Investment Trust

    (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:

         440 Lincoln Street
         Worcester, Massachusetts 01653


         NAME                          POSITION OR OFFICE WITH UNDERWRITER
         ----                          -----------------------------------
         Emil J. Aberizk               Vice President and Chief Compliance
                                       Officer
         Abigail M. Armstrong          Secretary and Counsel
         Richard F. Betzler, Jr.       Vice President
         Philip J. Coffey              Vice President
         Thomas P. Cunningham          Vice President, Chief Financial Officer
                                       and Controller
         John F. Kelly                 Director
         William F. Monroe, Jr.        Vice President
         David J. Mueller              Vice President
         John F. O'Brien               Director
         Stephen Parker                Director, President and Chief Executive
                                       Officer
         Edward J. Parry, III          Treasurer
         Richard M. Reilly             Director
         Eric A. Simonsen              Director
         Mark Steinberg                Senior Vice President


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

    Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31. MANAGEMENT SERVICES

    Effective March 31, 1995, the Company provides daily unit value calculations and related services for the Company's variable accounts.

ITEM 32. UNDERTAKINGS

    (a) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

    (b) The registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

    (c) The registrant hereby undertakes to deliver a Statement of Additional Information promptly upon written or oral request, according to the requirements of Form N-4.

    (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

    (e) The Company hereby represents that the aggregate fees and charges under the Policies are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(B) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

    Registrant, a separate account of First Allmerica Financial Life Insurance Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

    1. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

    2. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

    3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption/withdrawal restrictions imposed by the Program and by
       Section 403(b)(11) to the attention of potential participants.

    4. A signed statement acknowledging the participant's understanding of
       (i) the restrictions on redemption imposed by the Program and by
       Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

    Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.



                                ALLMERICA FINANCIAL CORPORATION

                                            Delaware
            |                     |                   |             |           |              |
     ________________________________________________________________________________________________
           100%                  100%               100%           100%        100%           100%
     Allmerica, Inc.          Allmerica        First Allmerica  AFC Capital   Allmerica    First Sterling
                            Funding Corp.      Financial Life    Trust I      Services      Reinsurance
                                                 Insurance                  Corporation    Company Limited
                                                   Company

      Massachusetts         Massachusetts       Massachusetts    Delaware   Massachusetts      Bermuda
                                                      |
                            _______________________________________________
40.5%                             |
                                 100%
                             Logan Wells
                            Water Company,
                                 Inc.

                              New Jersey

______________________________________________________________________________________________________________________
        |                   |                    |                   |                     |                   |
       59.5%               100%               99.2%                 100%                  100%               100%
     Allmerica        Sterling Risk         Allmerica            Somerset             Allmerica           Allmerica
     Property           Management             Trust            Square, Inc.         Financial Life      Institutional
    & Casualty        Services, Inc.       Company, N.A.                             Insurance and      Services, Inc.
  Companies, Inc.                                                                   Annuity Company
                                             Federally
     Delaware            Delaware            Chartered         Massachusetts            Delaware         Massachusetts
         |
___________________________________________________________________________
         |                  |                   |                    |
       100%                100%                100%                 100%
        APC             The Hanover          Allmerica           Citizens
   Funding Corp.         Insurance           Financial           Insurance
                          Company            Insurance           Company of
                                           Brokers, Inc.          Illinois

   Massachusetts       New Hampshire       Massachusetts          Illinois
                             |
______________________________________________________________________________________________________________________
        |                   |                   |                    |                     |                  |
       100%                100%                100%                 100%                 82.5%               100%
     Allmerica           Allmerica          The Hanover        Hanover Texas           Citizens          Massachusetts
     Financial             Plus              American            Insurance            Corporation        Bay Insurance
      Benefit            Insurance           Insurance           Management                                 Company
     Insurance         Agency, Inc.           Company          Company, Inc.
      Company

   Pennsylvania        Massachusetts       New Hampshire           Texas                Delaware         New Hampshire
                                                                                           |
                                                              ________________________________________________________
                                                                     |                     |                   |
                                                                    100%                  100%               100%
                                                                  Citizens         Citizens Insurance      Citizens
                                                                 Insurance            Company of           Insurance
                                                              Company of Ohio           America         Company of the
                                                                                                            Midwest

                                                                    Ohio                Michigan            Indiana
                                                                                           |
                                                                                    _______________
                                                                                          100%
                                                                                        Citizens
                                                                                    Management Inc.

                                                                                        Michigan


July 31, 1997


                                ALLMERICA FINANCIAL CORPORATION

                                            Delaware
            |                     |                   |             |           |              |
     ______________________________________________________________________________________________
           100%                  100%               100%           100%        100%           100%
     Allmerica, Inc.          Allmerica        First Allmerica  AFC Capital   Allmerica   First Sterling
                            Funding Corp.      Financial Life    Trust I      Services     Reinsurance
                                                 Insurance                  Corporation   Company Limited
                                                   Company

      Massachusetts         Massachusetts       Massachusetts    Delaware   Massachusetts    Bermuda
                                                      |
                            _______________________________________________
                                                                   |
                                                                  100%
                                                                  SMA
                                                               Financial Corp.


                                                               Massachusetts
                                                                    |
________________________________________________________________________________________________________________________________
        |                   |                    |                   |                     |                   |           |
       100%                100%                100%                 100%                  100%                100%        100%
     Allmerica           Allmerica           Allmerica           Allmerica               Linder            Allmerica    Allmerica
    Investments,        Investment             Asset         Financial Services          Skokie              Asset       Benefits,
       Inc.             Management          Management,          Insurance            Real Estate         Management,      Inc.
                       Company, Inc.            Inc.            Agency, Inc.          Corporation           Limited

   Massachusetts       Massachusetts       Massachusetts       Massachusetts         Massachusetts          Bermuda       Florida

                                                              ________________      _________________________________
                                                              Allmerica Equity         Greendale              AAM
                                                                 Index Pool             Special           Equity Fund
                                                                                       Placements
                                                                                          Fund

                                                               Massachusetts         Massachusetts       Massachusetts
_____________________________________
        |                   |                                                 Grantor Trusts established for the benefit of First
       100%                100%                                               Allmerica, Allmerica Financial Life, Hanover and
     Allmerica          AMGRO, Inc.                                           Citizens
     Financial                                                   Allmerica             Allmerica           Allmerica
     Alliance                                                 Investment Trust           Funds            Securities
     Insurance                                                                                               Trust
      Company
                                                               Massachusetts         Massachusetts       Massachusetts
   New Hampshire       Massachusetts
                             |
                             |
                           100%                                                  Affiliated Management Investment Companies
                          Lloyd's
                          Credit                                                    Hanover Lloyd's
                        Corporation                                                    Insurance
                                                                                        Company

                       Massachusetts                                                     Texas

                                                                                 Affiliated Lloyd's plan company, controlled by
                                                                                 Underwriters for the benefit of the Hanover
                                                                                 Insurance Company

                                                                                       Beltsville
                         AAM High                                                        Drive
                        Yield Fund,                                                    Properties
                          L.L.C.                                                        Limited
                                                                                      Partnership
                       Massachusetts
                                                                                        Delaware
                   LLC established for the benefit of
                   First Allmerica, Allmerica                                    Limited partnership involving First Allmerica, as
                   Financial Life, Hanover and                                   general partner and Allmerica Financial Life as
                   Citizens                                                      limited partner


                                      SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts on the 24th day of October, 1997.

                               SEPARATE ACCOUNT VA-P OF
                   FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                                  By:   /s/ Abigail M. Armstrong
                                       -------------------------
                                       Abigail M. Armstrong
                                       Secretary and Counsel

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE                        TITLE                         DATE
---------                      ---------                     --------

/s/ John F. O'Brien        Director, President and       October 24, 1997
---------------------      Chief Executive Officer
John F. O'Brien

/s/ Bruce C. Anderson      Director and Vice President
---------------------
Bruce C. Anderson

/s/  Robert E. Bruce       Director and Vice President
---------------------
Robert E. Bruce

/s/ John P. Kavanaugh      Director, Vice President and
---------------------      Chief Investment Officer
John P. Kavanaugh

/s/ John F. Kelly          Director, Senior Vice President
---------------------      and General Counsel
John F. Kelly

/s/ J. Barry May           Director
---------------------
J.Barry May

/s/ James R. McAuliffe     Director
---------------------
James R. McAuliffe

/s/ Edward J. Parry, III   Director, Vice President, Treasurer
---------------------      and Chief Financial Officer
Edward J. Parry, III

/s/ Richard M. Reilly      Director and Vice President
---------------------
Richard M. Reilly

/s/ Eric A. Simonsen       Director, Vice President and
---------------------      Chief Financial Officer
Eric A. Simonsen

/s/ Phillip E. Soule       Director and Vice President
---------------------
Phillip E. Soule

                                    EXHIBIT TABLE


Exhibit 9     Consent and Opinion of Counsel

Exhibit 10    Consent of Independent Accountants